ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of insurance contracts explanatory [Abstract]
Balances at the beginning of the period	S/ 233,892	S/ 241,847	S/ 220,910
Premiums ceded for automatic contracts (mainly excess of loss), Note 23	257,617	201,892	145,618
Premiums ceded to reinsurers in facultative contracts, Note 23	263,378	292,555	331,329
Coinsurance granted	5,925	5,965	5,999
Payments and other, net	(525,627)	(508,367)	(462,009)
Balances at the end of the period	S/ 235,185	S/ 233,892	S/ 241,847